SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 21,039	$ 17,931	$ 14,427
Costs attributed to revenues	(12,032)	(10,731)	(8,352)
General and administrative costs	(405)	(413)	(433)
Other (expense) income	(238)	(252)	(238)
Interest expense	(3,387)	(2,501)	(1,855)
Depreciation and amortization	(3,644)	(2,739)	(2,158)
Deferred taxes	324	(5)	(86)
Mark-to-market on hedging items and other	(413)	(301)	58
Share of earnings from associates	439	459	12
Net income attributable to non-controlling interest	(1,292)	(1,016)	(968)
Net income (loss) attributable to partnership	391	432	407
Utilities
Disclosure of operating segments [line items]
Revenues	8,295	7,862	5,238
Transport
Disclosure of operating segments [line items]
Revenues	4,969	3,897	3,533
Midstream
Disclosure of operating segments [line items]
Revenues	4,352	4,205	3,957
Data
Disclosure of operating segments [line items]
Revenues	3,423	1,967	1,699
Operating segments
Disclosure of operating segments [line items]
Revenues	7,742	7,124	5,974
Costs attributed to revenues	(3,273)	(3,120)	(2,509)
General and administrative costs	(405)	(413)	(433)
Other (expense) income	54	37	46
Interest expense	(1,650)	(1,340)	(991)
FFO	2,468	2,288	2,087
Depreciation and amortization	(1,681)	(1,429)	(1,282)
Deferred taxes	57	(30)	(113)
Mark-to-market on hedging items and other	(453)	(397)	(285)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	391	432	407
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	2,667	2,655	1,872
Costs attributed to revenues	(1,415)	(1,328)	(771)
General and administrative costs	0	0	0
Other (expense) income	(118)	(115)	(86)
Interest expense	(374)	(333)	(276)
FFO	760	879	739
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	2,505	2,065	1,855
Costs attributed to revenues	(859)	(830)	(773)
General and administrative costs	0	0	0
Other (expense) income	(23)	(11)	(6)
Interest expense	(399)	(336)	(282)
FFO	1,224	888	794
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	1,667	1,736	1,661
Costs attributed to revenues	(693)	(741)	(724)
General and administrative costs	0	0	0
Other (expense) income	(5)	(23)	(3)
Interest expense	(344)	(288)	(191)
FFO	625	684	743
Operating segments | Data
Disclosure of operating segments [line items]
Revenues	903	668	586
Costs attributed to revenues	(306)	(221)	(241)
General and administrative costs	0	0	0
Other (expense) income	2	0	7
Interest expense	(266)	(172)	(113)
FFO	333	275	239
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(405)	(413)	(433)
Other (expense) income	198	186	134
Interest expense	(267)	(211)	(129)
FFO	(474)	(438)	(428)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(1,973)	(2,125)	(2,470)
Costs attributed to revenues	580	783	1,241
General and administrative costs	0	0	0
Other (expense) income	59	47	29
Interest expense	393	372	314
Depreciation and amortization	468	477	507
Deferred taxes	(22)	(18)	(15)
Mark-to-market on hedging items and other	56	5	382
Share of earnings from associates	439	459	12
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	15,270	12,932	10,923
Costs attributed to revenues	(9,339)	(8,394)	(7,084)
General and administrative costs	0	0	0
Other (expense) income	(351)	(336)	(313)
Interest expense	(2,130)	(1,533)	(1,178)
Depreciation and amortization	(2,431)	(1,787)	(1,383)
Deferred taxes	289	43	42
Mark-to-market on hedging items and other	(16)	91	(39)
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	(1,292)	(1,016)	(968)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0